Loss per share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Loss per share

21. Loss per share

	December 31, 2020	December 31, 2019	December 31, 2018
Loss attributable to owners of the Company	(8,200,165)	(6,631,901)	(11,496,401)
Weighted average number of shares outstanding *	6,014,146	2,909,056	795,043
Basic and diluted loss per share	(1.36)	(2.28)	(14.46)

*	The basic and diluted loss per share for the year ended December 31, 2018 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018 and the reverse-split ratio of 20 to 1 following the “reverse share split” on May 1, 2019.

For the years ended December 31, 2020 and 2019 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 13) as they would be anti-dilutive. As of December 31, 2020, the Company has 1,038,537 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2020 and December 31, 2020 was 633,314 (812,167 for the period between January 1, 2019 and December 31, 2019). As of December 31, 2020, the Company had warrants to purchase up to 1,143,537 of its common shares issued and outstanding (as of December 31, 2019, the Company had warrants to purchase up to 2,488,520 common shares).